Initial Public Offering (Details) - $ / shares	Oct. 20, 2020	May 20, 2020	Nov. 27, 2018	Nov. 20, 2018	Dec. 31, 2020
Class A Common Stock [Member]
Public Offering [Abstract]
Exercise price (in dollars per share)	$ 10.30	$ 10.18
Number of shares redeemed (in shares)	5,864,053	7,126,888
Initial Public Offering [Member]
Public Offering [Abstract]
Sale of units (in shares)			22,052,077	20,000,000
Unit price (in dollars per share)			$ 10.00	$ 10.00
Initial Public Offering [Member] | Class A Common Stock [Member]
Public Offering [Abstract]
Number of shares called by each unit (in shares)					1
Number of shares called by each warrant (in shares)					1
Initial Public Offering [Member] | Public Warrants [Member]
Public Offering [Abstract]
Number of shares called by each unit (in shares)					1
Exercise price (in dollars per share)					$ 11.50